FAIR VALUE HIERARCHY (Tables)	12 Months Ended
Dec. 31, 2024
FAIR VALUE HIERARCHY
Schedule of financial assets and liabilities by classes that are carried at fair value

	As of December 31, 2023
	Quoted prices in		Significant
	active markets for	Significant other	unobservable
	identical instruments	observable inputs	inputs	Total
	(Level 1)	(Level 2)	(Level 3) (*)
	VND million	VND million	VND million	VND million
Financial assets:
Financial assets at fair value through profit or loss
- Derivative assets — cross-currency interest rate swaps contracts (i)	—	—	614,134	614,134
- Other investments (ii)	—	—	918,040	918,040
In which:
Non-current portion	—	—	984,164	984,164
Current portion	—	—	548,010	548,010
At December 31, 2023	—	—	1,532,174	1,532,174
Financial liabilities:
Financial liabilities at fair value through profit or loss
- Financial liabilities in respect of DPS2 (Note 22)	—	—	18,258,063	18,258,063
- Convertible debenture	—	—	1,190,475	1,190,475
- Warrant liability	137,057	—	—	137,057
In which:
Non-current portion	137,057	—	—	137,057
Current portion	—	—	19,448,538	19,448,538
At December 31, 2023	137,057	—	19,448,538	19,585,595
(*)	There were no transfers into or out of Level 3 of the fair value hierarchy during the year ended December 31, 2023.

	As of December 31, 2024
	Quoted prices in		Significant
	active markets for	Significant other	unobservable
	identical instruments	observable inputs	inputs	Total	Total
	(Level 1)	(Level 2)	(Level 3) (*)
	VND million	VND million	VND million	VND million	USD
Financial assets:
Financial assets at fair value through profit or loss
- Derivative assets — cross-currency interest rate swaps contracts (i)	—	—	185,787	185,787	7,634,559
- Other investments (ii)	—	—	918,040	918,040	37,725,087
In which:
Non-current portion	—	—	918,040	918,040	37,725,087
Current portion	—	—	185,787	185,787	7,634,559
At December 31, 2024	—	—	1,103,827	1,103,827	45,359,646
Financial liabilities:
Financial liabilities at fair value through profit or loss
- Financial liabilities in respect of DPS2 (Note 22)	—	—	21,619,612	21,619,612	888,416,355
- Warrant liability	36,326	—	—	36,326	1,492,747
In which:
Non-current portion	36,326	—	—	36,326	1,492,747
Current portion	—	—	21,619,612	21,619,612	888,416,355
At December 31, 2024	36,326	—	21,619,612	21,655,938	889,909,102
(*)	There were no transfers into or out of Level 3 of the fair value hierarchy during the year ended December 31, 2024.

Schedule of reconciliations of significant assets and liabilities categorized within Level 3 under the fair value hierarchy

	As of	Initial recognition	Net change in		As of
	January 1,	during	fair value		December 31,
	2023	the year	during the year	Reclassification	2023
	VND million		VND million	VND million	VND million
Financial assets:
Financial assets at fair value through profit or loss
- Derivative asset — cross-currency interest rate swaps contract (i)	1,229,050	—	(614,916)	—	614,134
- Other investments (ii)	918,040	—	—	—	918,040
In which:
Non-current portion	1,581,770	—	(630,208)	32,602	984,164
Current portion	565,320	—	15,292	(32,602)	548,010

Financial liabilities:
Financial liability at fair value through profit or loss
- Financial liabilities in respect of DPS2 (Note 22)	15,180,723	—	3,077,340	—	18,258,063
- Convertible debenture	—	1,190,475	—	—	1,190,475
In which:
Non-current portion	15,180,723	—	3,077,340	(18,258,063)	—
Current portion	—	1,190,475	—	18,258,063	19,448,538

	As of	Net change in		As of	As of
	January 1,	fair value	Payment made	December 31,	December 31,
	2024	during the year	during the year	2024	2024
	VND million	VND million	VND million		USD
Financial assets:
Financial assets at fair value through profit or loss
- Derivative asset — cross-currency interest rate swaps contract (i)	614,134	(428,347)	—	185,787	7,634,559
- Other investments (ii)	918,040	—	—	918,040	37,725,087
In which:
Non-current portion	984,164	(66,124)	—	918,040	37,725,087
Current portion	548,010	(362,223)	—	185,787	7,634,559

Financial liabilities:
Financial liability at fair value through profit or loss
- Financial liabilities in respect of DPS2 (Note 22)	18,258,063	3,361,549	—	21,619,612	888,416,355
- Convertible debenture	1,190,475	—	(1,190,475)	—	—
In which:
Non-current portion	—	—	—	—	—
Current portion	19,448,538	3,361,549	(1,190,475)	21,619,612	888,416,355
(i)	The Group entered into non-transferable cross-currency interest rate swap (“CCIRS”) contracts with financial institutions for syndicated loans No.1, No.2, and No.3. Under the terms of the CCIRS contracts, the Group will receive floating interests based on outstanding USD notional amount every interest payment date, and in turn will pay fixed interest for such loans based on the outstanding VND notional amount. In addition, at each principal repayment date, the Group will pay a fixed amount in VND based on the USD-VND exchange rate for such loans at inception of the CCIRS for receiving a notional amount in USD with the financial institutions. The CCIRS contract of the loan No.3 and No.2 was expired in April 2023 and November 2024, respectively. The outstanding notional amounts of the Group’s derivative instruments were maximum equal to the carrying value of syndicated loans No. 1 as disclosed in Note 13.2.
(ii)	As of December 31, 2024, the Group has 3.75% voting shares in Storedot Ltd., equivalent to 2,219,970 series D preference shares of this company which was invested in December 2021.

Schedule of valuation methods and assumptions

	Valuation		Significant unobservable	Rate
Item	technique	Valuation date	inputs	(%/annum)
CCIRS contract of the loan No.1	Discounted Cash Flow (“DCF”)	December 31, 2023	Interpolated SOFR for subsequent years	4.70 - 5.54
		December 31, 2024	Interpolated SOFR for subsequent years	4.45
CCIRS contract of the loan No.2	DCF	December 31, 2023	Interpolated SOFR for subsequent years	4.98 - 5.57
		December 31, 2024	Interpolated SOFR for subsequent years	Expired in November 2024
Financial liabilities in respect of DPS2 (*)	Binomial option pricing model – Lattice model and Available Market Price (AMP)	December 31, 2023	Credit spread of the Company	12.46
			Probability of expected events & expected exercise date
			Volatility	66.6%
	Binomial option pricing model – Lattice model and Available Market Price (AMP)	December 31, 2024	Credit spread of the Company	13.6
			Probability of expected events & expected exercise date
			Volatility	62.6%
Other investments	Combination of calibration method and market comparable Option Pricing Model	December 31, 2023	Volatility	61.3% - 92.9%
			Risk free rate	2.1%
		December 31, 2024	Volatility	53.8% - 90.8%
			Risk free rate	2.5%
(*)

The Group has never declared or paid any cash dividends on its ordinary shares, and the Group does not anticipate any dividend payments in the foreseeable future. The expected volatility at valuation date is estimated based on historical volatilities of comparable companies.

	Valuation		Significant unobservable	Rate
Item	technique	Valuation date	inputs	(%/annum)
Equity instrument in respect of DPS1 and DPS4	Binomial option pricing model – Lattice model	December 31, 2024	Credit spread of the Company	13.6
			Volatility	62.6%
			Risk free rate	3.934 – 4.119